Dividends	12 Months Ended
Mar. 31, 2023
Dividend [Abstract]
Dividends
9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2023			2022			2021
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.84	488	163	17.21	339	282	17.00	348	249
Final dividend in respect of the prior year	33.76	1,119	114	32.16	583	562	32.00	1,065	54
	51.60	1,607	277	49.37	922	844	49.00	1,413	303
The Directors are proposing a final dividend for the year ended 31 March 2023 of 37.60p per share that would absorb approximately £1,383 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 9 August 2023 to shareholders who are on the register of members at 2 June 2023 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative